UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(414) 765-5348
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: August 31, 2007

Item 1. Schedule of Investments.

Stephens Mid Cap Growth Fund
Schedule of Investments at August 31, 2007 (unaudited)

Shares		Value
	COMMON STOCKS - 98.4%
	Aerospace & Defense - 3.3%
3,750	BE Aerospace, Inc. *	$146,138
1,595	Precision Castparts Corp.	207,844
		353,982
	Air Freight & Logistics - 0.6%
2,765	UTI Worldwide, Inc.	61,521

	Beverages - 0.8%
1,200	Brown-Forman Corp. - Class B	85,872

	Biological Products - 1.2%
7,350	QIAGEN *	125,097

	Biotechnology - 0.5%
730	Cephalon, Inc. *	54,787

	Capital Markets - 1.0%
980	Affiliated Managers Group, Inc. *	110,985

	Chemicals - 0.9%
2,025	Airgas, Inc.	93,595

	Commercial Banks - 1.8%
2,850	Prosperity Bancshares, Inc.	96,245
1,350	Zions Bancorp.	95,310
		191,555
	Commercial Services & Supplies - 2.2%
1,900	IHS, Inc. *	95,893
2,800	Stericycle, Inc. *	139,720
		235,613
	Communications Equipment - 2.2%
3,100	Ciena Corp. *	117,428
1,900	F5 Networks, Inc. *	66,443
1,300	Riverbed Technology, Inc. *	57,720
		241,591
	Computers & Peripherals - 0.8%
1,600	SanDisk Corp. *	89,696

	Diversified Financial Services - 1.5%
150	CME Group, Inc.	83,220
550	InterContinental Exchange, Inc. *	80,228
		163,448
	Electrical Equipment - 1.3%
2,250	Roper Industries, Inc.	142,403

	Electronic Equipment & Instruments - 6.1%
3,150	Flir Systems, Inc. *	155,106
4,070	National Instruments Corp.	128,490
1,750	SunPower Corp. - Class A *	119,578
1,750	Suntech Power Holdings Co., Ltd - ADR *	62,563
5,410	Trimble Navigation Ltd. *	191,027
		656,764
	Energy Equipment & Services - 6.8%
800	Core Laboratories NV *	89,680
1,200	Exterran Holdings, Inc. *	93,000
1,545	FMC Technologies, Inc. *	146,312
1,330	National-Oilwell Varco, Inc. *	170,240
2,800	Noble Corp.	137,368
4,860	TETRA Technologies, Inc. *	97,151
		733,751
	Health Care Equipment & Supplies - 8.0%
4,225	Cytyc Corp. *	180,576
2,985	Gen-Probe, Inc. *	191,100
995	Hologic, Inc. *	52,884
1,450	Idexx Laboratories, Inc. *	162,037
2,425	Kyphon, Inc. *	162,160
3,175	ResMed, Inc. *	129,096
		877,853
	Health Care Providers & Services - 8.1%
3,145	Cerner Corp. *	179,391
1,730	DaVita, Inc. *	99,510
3,000	Express Scripts, Inc. *	164,250
1,845	Henry Schein, Inc. *	107,361
1,150	Pediatrix Medical Group, Inc. *	68,597
2,745	Psychiatric Solutions, Inc. *	101,181
4,080	VCA Antech, Inc. *	166,831
		887,121
	Hotels, Restaurants & Leisure - 3.5%
1,895	Gaylord Entertainment Co. *	97,308
1,645	Panera Bread Co. - Class A *	71,952
2,870	Pinnacle Entertainment, Inc. *	79,843
1,050	Wynn Resorts Ltd.	129,917
		379,020
	Insurance - 1.5%
3,630	HCC Insurance Holdings, Inc.	100,224
3,369	Security Capital Assurance	68,492
		168,716
	Internet Software & Services - 1.1%
2,100	Akamai Technologies, Inc. *	67,662
1,700	VeriSign, Inc. *	54,740
		122,402

	IT Services - 4.7%
1,280	Cognizant Technology Solutions Corp. - Class A *	94,093
5,540	Euronet Worldwide, Inc. *	150,023
2,705	Global Payments, Inc.	106,793
5,795	Iron Mountain, Inc. *	163,767
		514,676
	Life Insurance - 0.5%
1,950	IPC Holdings Ltd.	49,569

	Life Science Tools & Services - 2.7%
2,780	Covance, Inc. *	203,830
1,340	Millipore Corp. *	93,371
		297,201
	Machinery - 0.8%
1,930	Joy Global, Inc.	83,743

	Medical Devices - 1.5%
755	Intuitive Surgical, Inc. *	167,066

	Metals & Mining - 0.5%
800	RTI International Metals, Inc. *	55,776

	Oil, Gas & Consumable Fuels- 3.5%
1,530	Newfield Exploration Co. *	66,540
2,000	Quicksilver Resources, Inc. *	79,900
3,650	Range Resources Corp.	132,531
2,780	Southwestern Energy Co. *	103,388
		382,359
	Pharmaceuticals - 0.6%
855	Shire PLC - ADR	67,323

	Semiconductor & Semiconductor Equipment - 8.9%
18,415	ARM Holdings PLC - ADR	164,262
3,950	ASML Holding N.V. - ADR *	117,196
4,190	Intersil Corp. - Class A	139,611
1,300	KLA-Tencor Corp.	74,711
2,370	MEMC Electronic Materials, Inc. *	145,565
3,330	Microchip Technology, Inc.	128,272
2,150	NVIDIA Corp. *	109,994
1,575	Varian Semiconductor Equipment Associates, Inc. *	87,617
		967,228
	Software - 5.8%
7,510	Activision, Inc. *	146,370
2,255	Autodesk, Inc. *	104,451
1,400	Cognos, Inc. *	56,042
1,500	Factset Research Systems, Inc.	89,895
3,200	Nuance Communications, Inc. *	60,160
4,040	Red Hat, Inc. *	78,578
2,355	Salesforce.com, Inc. *	95,213
		630,709
	Specialty Retail - 9.1%
1,680	Abercrombie & Fitch Co. - Class A	132,216
2,950	CarMax, Inc. *	66,847
1,100	Dick's Sporting Goods, Inc. *	71,390
4,930	GameStop Corp. - Class A *	247,190
3,650	Guess ?, Inc.	193,450
3,250	Petsmart, Inc.	112,775
2,300	Urban Outfitters, Inc. *	52,670
2,400	Zumiez, Inc. *	116,472
		993,010
	Textiles, Apparel & Luxury Goods - 2.7%
900	CROCS, Inc. *	53,136
1,640	Polo Ralph Lauren Corp.	123,886
1,850	Under Armour, Inc. *	120,268
		297,290
	Trading Companies & Distributors - 1.7%
1,430	Fastenal Co.	65,222
2,330	MSC Industrial Direct Co., Inc. - Class A	120,694
		185,916
	Wireless Telecommunication Services - 2.2%
1,300	Leap Wireless International, Inc. *	94,250
1,895	NII Holdings, Inc. *	150,046
		244,296
	TOTAL COMMON STOCKS
	(Cost $8,850,714)	10,711,934

	SHORT-TERM INVESTMENT - 1.4%
	Money Market Fund - 1.4%
155,707	AIM Liquid Assets Portfolio - Institutional Class	155,707

	TOTAL SHORT-TERM INVESTMENT
	(Cost $155,707)	155,707

	TOTAL INVESTMENTS IN SECURITIES - 99.8%
	(Cost $9,006,421)	10,867,641
	Other Assets in Excess of Liabilities - 0.2%	20,703
	TOTAL NET ASSETS - 100.00%	$10,888,344

*	Non-income producing security.
ADR	American Depository Receipt

The cost basis of investments for federal income tax purposes at August 31, 2007 was as follows+:

Cost of investments	$9,008,566
Gross unrealized appreciation	$2,221,482
Gross unrealized depreciation	(362,407)
Net unrealized appreciation	$1,859,075

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Stephens Small Cap Growth Fund
Schedule of Investments at August 31, 2007 (unaudited)

Shares		Value
	COMMON STOCKS - 97.4%
	Aerospace & Defense - 1.7%
7,600	Heico Corp.	$347,092
9,700	Moog, Inc - Class A *	412,929
		760,021
	Air Freight & Logistics - 0.6%
10,895	UTI Worldwide, Inc.	242,414

	Auto Components - 1.2%
17,400	Amerigon, Inc. *	274,920
7,900	LKQ Corp. *	244,742
		519,662
	Beverages - 0.3%
10,100	Jones Soda Co. *	109,080

	Biotechnology - 2.5%
11,000	Affymetrix, Inc. *	249,260
7,300	Cepheid *	136,364
11,000	Kendle International, Inc. *	430,760
28,900	OraSure Technologies, Inc. *	265,880
		1,082,264
	Capital Markets - 0.5%
1,835	Affiliated Managers Group, Inc. *	207,814

	Chemicals - 0.9%
9,700	Zoltek Co., Inc. *	400,513

	Commercial Banks - 1.5%
7,770	Pinnacle Financial Partners, Inc. *	222,222
12,800	Prosperity Bancshares, Inc.	432,256
		654,478
	Commercial Services & Supplies - 6.6%
6,430	Advisory Board Co. *	369,918
9,100	Cornell Companies, Inc. *	219,219
9,635	CoStar Group, Inc. *	530,214
5,515	CRA International, Inc. *	273,875
10,000	Geo Group, Inc. *	297,700
9,000	Mobile Mini, Inc. *	217,890
5,700	Portfolio Recovery Associates, Inc.	292,752
10,555	Resources Connection, Inc.	316,650
2,300	Strayer Education, Inc.	367,034
		2,885,252
	Communications - 1.5%
36,090	Authorize Net Holdings, Inc. *	656,838

	Communications Equipment - 1.3%
7,700	CIENA Corp. *	291,676
7,600	F5 Networks, Inc. *	265,772
		557,448
	Computers & Peripherals - 0.9%
15,400	Stratasys, Inc. *	387,310

	Consumer Finance - 0.9%
18,700	First Cash Financial Services, Inc. *	400,554

	Diversified Telecommunication Services - 0.2%
6,000	Aruba Networks, Inc. *	108,420

	Electronic Equipment & Instruments - 5.4%
11,060	FLIR Systems, Inc. *	544,594
12,445	National Instruments Corp.	392,889
12,600	OSI Systems, Inc. *	313,866
6,200	SunPower Corp. - Class A*(a)	423,646
20,310	Trimble Navigation Ltd. *	717,146
		2,392,141
	Energy Equipment & Services - 6.0%
5,300	Bolt Technology Corp. *	201,983
6,700	Core Laboratories N V *	751,070
7,120	Exterran Holdings, Inc. *	551,800
6,000	Hornbeck Offshore Services, Inc. *	228,900
7,130	Oceaneering International, Inc. *	478,851
20,970	Tetra Technologies, Inc. *	419,190
		2,631,794
	Fire, Marine, & Casualty Insurance - 0.7%
12,398	Tower Group, Inc.	311,314

	Food & Staples Retailing - 0.7%
12,040	United Natural Foods, Inc. *	323,154

	Food Products - 0.9%
13,010	Hain Celestial Group, Inc. *	380,673

	Health Care Equipment & Supplies - 9.8%
21,800	Conceptus, Inc. *	381,500
9,860	Gen-Probe, Inc. *	631,237
9,745	Hologic, Inc. *	517,947
20,270	I-Flow Corp. *	364,252
7,260	Kyphon, Inc. *	485,476
13,205	LifeCell Corp. *	437,218
20,480	NuVasive, Inc. *	653,312
9,900	Nxstage Medical, Inc. *	122,958
20,300	Thermage, Inc. *	157,528
13,600	TomoTherapy, Inc. *	324,632
15,100	Volcano Corporation *	224,235
		4,300,295
	Health Care Providers & Services - 6.2%
20,480	Eclipsys Corp. *	472,883
9,680	Healthways, Inc. *	482,064
9,100	ICON PLC - ADR *	415,688
17,900	PSS World Medical, Inc. *	341,532
12,910	Psychiatric Solutions Inc. *	475,863
12,755	VCA Antech, Inc. *	521,552
		2,709,582
	Health Care Technology - 1.0%
7,600	Sxc Health Solutions Corp. *	136,116
15,445	Vital Images, Inc. *	286,350
		422,466
	Hotels, Restaurants & Leisure - 4.3%
14,850	BJ's Restaurants, Inc. *	336,352
6,955	Famous Dave's Of America, Inc. *	132,776
6,980	Gaylord Entertainment Co. *	358,423
6,025	Panera Bread Co. - Class A *	263,534
13,045	Pinnacle Entertainment, Inc. *	362,912
14,500	WMS Industries, Inc. *	426,880
		1,880,877
	Insurance - 1.4%
28,100	Hallmark Financial Services, Inc *	334,390
14,559	Security Capital Assurance	295,984
		630,374
	Internet & Catalog Retail - 1.4%
3,100	Blue Nile, Inc. *	261,702
10,800	VistaPrint Ltd. *	355,104
		616,806
	Internet Software & Services - 5.4%
24,780	CyberSource Corp. *	302,068
10,200	Dealertrack Holdings, Inc. *	389,640
5,600	Digital River, Inc. *	259,616
15,705	Omniture, Inc. *	389,641
37,400	Online Resources Corp. *	477,224
22,870	Vocus, Inc. *	571,750
		2,389,939
	IT Services - 1.4%
23,110	Euronet Worldwide, Inc. *	625,819

	Kidney Dialysis Centers - 0.5%
23,900	Dialysis Corp of America *	237,327

	Life Insurance - 0.5%
8,000	IPC Holdings, Ltd.	203,360

	Media - 0.7%
13,000	National CineMedia, Inc. *	320,190

	Metals & Mining - 0.4%
2,700	RTI International Metals, Inc. *	188,244

	Oil & Gas Field Equipment - 0.4%
6,860	Tesco Corp. *	187,621

	Oil, Gas & Consumable Fuels - 2.3%
4,600	Carrizo Oil & Gas, Inc. *	180,642
6,500	Goodrich Petroleum Corp. *	192,465
32,800	Kodiak Oil & Gas Corp. *	118,080
15,500	Petrohawk Energy Corp. *	234,670
7,325	World Fuel Services Corp.	282,379
		1,008,236
	Pharmaceuticals - 1.0%
9,915	MGI Pharma, Inc. *	233,697
16,460	Salix Pharmaceuticals Ltd. *	189,619
		423,316
	Prepackaged Software - 2.2%
17,350	Blackbaud, Inc.	438,434
29,600	Phase Forward, Inc. *	528,064
		966,498
	Road & Rail - 0.7%
16,967	Knight Transportation, Inc.	312,023

	Semiconductor & Semiconductor Equipment - 7.3%
34,420	ARM Holdings PLC - ADR	307,026
9,800	Atheros Communications, Inc. *	293,118
9,800	FormFactor, Inc. *	444,528
7,700	Hittite Microwave Corp. *	326,249
15,930	Microsemi Corp. *	403,985
19,600	Nextest Systems Corp. *	220,108
11,200	Power Integrations, Inc. *	312,648
14,600	Semtech Corp. *	260,464
13,800	Trident Microsystems, Inc. *	203,274
8,170	Varian Semiconductor Equipment Associates, Inc. *	454,497
		3,225,897
	Software - 8.1%
7,600	ACI Worldwide, Inc. *	197,448
13,800	Ansys, Inc. *	457,194
6,200	BladeLogic, Inc. *	156,922
6,500	Factset Research Systems, Inc.	389,545
8,400	MICROS Systems, Inc. *	506,856
7,800	Quality Systems, Inc.	287,430
5,740	SPSS, Inc. *	233,905
14,000	THQ, Inc. *	403,060
16,015	Ultimate Software Group, Inc. *	498,547
13,355	VASCO Data Security International, Inc. *	418,278
		3,549,185
	Specialty Retail - 6.0%
15,965	Aaron Rents, Inc.	408,544
11,282	Citi Trends, Inc. *	245,271
12,290	GameStop Corp. - Class A *	616,221
8,340	Guess?, Inc.	442,020
10,300	Hibbett Sports, Inc. *	256,882
7,425	Tween Brands, Inc. *	219,037
9,170	Zumiez, Inc. *	445,020
		2,632,995
	Surgical & Medical Instruments - 0.3%
5,100	Foxhollow Technologies, Inc. *	125,205

	Textiles, Apparel & Luxury Goods - 0.8%
5,500	Under Armour, Inc. *	357,555

	Trading Companies & Distributors - 1.0%
8,245	MSC Industrial Direct Co., Inc. Class - A	427,091

	TOTAL COMMON STOCKS
	(Cost $36,527,894)	42,752,045

	SHORT-TERM INVESTMENT - 3.0%
	Money Market Fund - 3.0%
1,343,749	AIM Liquid Assets Portfolio - Institutional Class	1,343,749

	TOTAL SHORT-TERM INVESTMENT
	(Cost $1,343,749)	1,343,749

	TOTAL INVESTMENTS IN SECURITIES - 100.4%
	(Cost $37,871,643)	44,095,794
	Liabilities in Excess of Other Assets - (0.4)%	(189,047)
	TOTAL NET ASSETS - 100.0%	$43,906,747

*	Non-income producing security.
(a)	Portion of the security was purchased with the cash proceeds from securities sold short and is used for collateral on short sales.
ADR	American Depository Receipt

	Schedule of Options Written
	August 31, 2007 (unaudited)
	Stephens Small Cap Growth Fund

Contracts	(100 shares per contact)	Value
	PUT OPTION
9	SunPower Corp. - Class A
	Expiration: September, 2007, Exercise Price: $90.00	$90

	TOTAL OPTION WRITTEN
	(Premiums received $2,133)	$90

The cost basis of investments for federal income tax purposes at August 31, 2007 was as follows+:
Cost of investments	$37,910,095
Gross unrealized appreciation on investments	$8,520,088
Gross unrealized depreciation on investments	(2,336,432)
Net unrealized appreciation on investments	$6,183,656
Gross unrelized appreciation on options written	$2,043
Gross unrealized depreciation on options written	0
Net unrealized appreciation on options written	$2,043
Net unrealized appreciation on investments and options	$6,185,699
+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)*   /s/Robert M. Slotky
Robert M. Slotky, President

Date  October 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/Robert M. Slotky
Robert M. Slotky, President

Date  October 24, 2007

By (Signature and Title)*   /s/Eric W. Falkeis
Eric W. Falkeis, Treasurer

Date  October 30, 2007

* Print the name and title of each signing officer under his or her signature.